Redeemable Convertible Preferred Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 23, 2016 shares	Dec. 31, 2019	Dec. 31, 2015 shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 CNY (¥) shares	Jan. 31, 2015 USD ($) shares	Jan. 31, 2015 CNY (¥) shares	Oct. 31, 2013 USD ($) shares	Oct. 31, 2013 CNY (¥) shares	Jul. 31, 2011 USD ($) shares	Jul. 31, 2011 CNY (¥) shares	Sep. 30, 2010 USD ($) shares	Sep. 30, 2010 CNY (¥) shares
Temporary Equity [Line Items]
Number of preferred shares converted to Class B ordinary shares	12,030,166
Minimum redemption rights percentage threshold of outstanding preferred shares		50.00%
Accrue interest rate		10.00%
Number of ordinary Class B issued upon conversion of each preferred share			1
Minimum number of stock issuance value required for qualified initial public offering | $								$ 30,000
Minimum market capitalization value required for qualified initial public offering | $								$ 160,000
Preferred Stock, Dividend Rate, Percentage		10.00%
Liquidation preferences percentage		150.00%
Convertible Redeemable Series A Preferred Shares
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares)												3,125,000	3,125,000
Aggregate proceeds of convertible preferred stock												$ 5,250	¥ 35,707
Redemption price percentage of original issuance price		125.00%
Convertible Redeemable Series A-1 Preferred Shares
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares)										1,302,084	1,302,084
Aggregate proceeds of convertible preferred stock										$ 3,750	¥ 24,251
Redemption price percentage of original issuance price		125.00%
Liquidation preferences percentage		150.00%
Convertible Redeemable Series B Preferred Shares
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares)								2,962,239	2,962,239
Aggregate proceeds of convertible preferred stock								$ 17,500	¥ 107,100
Redemption price percentage of original issuance price		125.00%
Minimum number of stock issuance value required for qualified initial public offering | $								100,000
Minimum market capitalization value required for qualified initial public offering | $								235,000
Liquidation preferences percentage		125.00%
Convertible Redeemable Series C Preferred Shares
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares)				4,640,843	4,640,843	4,640,843	4,640,843
Aggregate proceeds of convertible preferred stock				$ 42,000	¥ 262,561	$ 42,000	¥ 262,561
Redemption price percentage of original issuance price		110.00%
Minimum market capitalization value required for qualified initial public offering | $								$ 360,000
Liquidation preferences percentage		100.00%